15. Shares Issued for Compensation (Sept 2019 Note)	9 Months Ended
Sep. 30, 2019
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Shares Issued for Compensation

Note 15 – Shares Issued for Compensation

The Company entered into agreements with third party consultants and issued 13,445 shares for uplisting consultation. Services rendered for shares issued amounted to $96,509 for the nine months ended September 30, 2019. In addition, the Company has incurred consulting service fees paid in cash amount to $59,964 for the nine months ended September 30, 2019, which the Company will issue stock as compensation for services rendered. Expenses incurred but not yet paid in shares as of September 30, 2019 and December 31, 2018 amounted to $35,455 and $72,000, respectively.

The Company entered agreements with third party consultant and issued 262,691 shares for services rendered which amounted to $497,377 for the nine months ended September 30, 2018. In addition, the Company has incurred services fee of $28,000 for August and September, which the Company will issue stocks as compensation for service rendered.